Intangible assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Intangible assets
24.	Intangible assets
24.1. By class of assets

	Rights and Concessions	Software	Goodwill	Total
Balance at January 1, 2018	1,801	321	218	2,340

Addition	841	85	—	926
Capitalized borrowing costs	—	4	—	4
Write-offs	(15)	—	—	(15)
Transfers	(42)	6	14	(22)
Amortization	(14)	(98)	—	(112)
Cumulative translation adjustment	(241)	(46)	(29)	(316)

Balance at December 31, 2018	2,330	272	203	2,805

Cost	2,549	1,592	203	4,344
Accumulated amortization	(219)	(1,320)	—	(1,539)

Balance at December 31, 2018	2,330	272	203	2,805

Addition	1,339	74	—	1,413
Concession for exploration of oil and natural gas – Oil Surplus on theTransfer of rights agreement	15,341	—	—	15,341
Capitalized borrowing costs	—	4	—	4
Write-offs	(11)	(6)	—	(17)
Transfers	(83)	(47)	(137)	(267)
Amortization	(10)	(60)	—	(70)
Impairment recognition	(1)	—	—	(1)
Impairment reversal	—	—	—	—
Cumulative translation adjustment	263	5	(3)	265

Balance at December 31, 2019	19,168	242	63	19,473

Cost	19,290	1,469	63	20,822
Accumulated amortization	(122)	(1,227)	—	(1,349)

Balance at December 31, 2019	19,168	242	63	19,473

Estimated useful life in years	(* )	5	Indefinite

(*)	Mainly composed of assets with indefinite useful lives, which are reviewed annually to determine whether events and circumstances continue to support an indefinite useful life assessment.
At December 31, 2019 and 2018, no impairment was identified on goodwill.
Result of the 16th ANP Bidding Round
On October 10, 2019, Petrobras acquired one offshore block in the 16th Bidding Round under the Concession Regime, held by the ANP. Petrobras will hold a 70% stake and will be the operator of the block
C-M-477,
located in deep waters in the Campos basin, in partnership with BP Energy do Brasil Ltda. The total amount of the signature bonus paid in the last quarter of 2019 was US$ 348.
Result of Bidding Round for the Surplus Volume of the Assignment Agreement
On November 6, 2019, the ANP held the Bidding Round for the Surplus Volume of the Assignment Agreement, when the Company acquired, in partnership with CNODC Brasil Petróleo e Gás Ltda. (5%) and CNOOC Petroleum Brasil Ltda. (5%), the exploration and production rights of the surplus volume of Búzios field from the Assignment Agreement. The Company will hold a 90% interest and will be the operator of the field, whose signature bonus corresponding to the Company’s interest was US$ 14,912, paid in December 2019. The co-participation
agreement should be finalized by September 2021, and until this date, partners in the consortium have the right to acquire an additional 5% interest each or, on the deadline, if the agreement has not been signed with
Pré-Sal
Petróleo S.A. (PPSA), to leave the consortium.
Petrobras also acquired the exploration and production rights of the surplus volume of Itapu field, whose signature bonus, paid in December 2019, was US$ 429.

24.2. Exploration rights - production sharing contract
On June 7, 2018, the Company acquired three offshore blocks (
Uirapuru, Dois Irmãos and Três Marias
) in partnership with other companies through the 4
th
ANP Bidding Round under the production-sharing regime. The Company will be the operator of all these blocks and the total amount of the signature bonus paid by the Company in September 2018 was US$ 254.
On September 28, 2018, the Company acquired the
Sudoeste de Tartaruga Verde
block through the 5th ANP Bidding Round under the production-sharing regime. The Company offered the minimum profit oil set forth in this bidding and a bonus of US$ 17 was paid in November 2018.
On November 7, 2019, the ANP held the 6
th
Bidding Round under the production sharing regime. Petrobras acquired, in partnership with CNODC Brasil Petróleo e Gás Ltda. (20%), the Aram block, located in the Santos Basin. Petrobras will be the operator of the field with an 80% interest. The signature bonus corresponding to the Company’s interest was US$ 982, paid in December 2019.
24.2.1. Accounting policy for intangible assets
Intangible assets are measured at the acquisition cost, less accumulated amortization and impairment losses and comprise rights and concessions, including the signature bonus paid for concessions and production sharing agreements for exploration and production of oil and natural gas (capitalized acquisition costs), public service concessions, trademarks, patents, software and goodwill.
Internally-generated intangible assets are not capitalized and are expensed as incurred, except for development costs that meet the recognition criteria related to the completion and use of assets, probable future economic benefits, and others.
Signature bonuses paid for obtaining concessions for exploration of crude oil and natural gas are initially capitalized within intangible assets and are transferred to property, plant and equipment when the technical and commercial feasibility can be demonstrated. They are not amortized before their transference to property, plant and equipment. In the event of a signature bonus encompassing an area in which exploration activities occur in different locations, a portion of the signature bonus is transferred to property, plant and equipment whenever the technical and commercial feasibility can be demonstrated for a specific location, based on the ratio between the oil in place at this location and total reservoir volume of the area. Intangible assets with a finite useful life, other than amounts paid for obtaining concessions for exploration of oil and natural gas of producing properties, are amortized over the useful life of the asset on a straight-line basis.
Intangible assets with an indefinite useful life are not amortized but are tested annually for impairment. Their useful lives are reviewed annually.
24.3. Exploration rights returned to the Brazilian Agency of Petroleum, Natural Gas and Biofuels - Agência Nacional de Petróleo, Gás Natural e Biocombustíveis (ANP)
In 2019, 12 exploration areas were returned to the ANP, in Sergipe-Alagoas, Potiguar, Recôncavo and Parnaíba basins (9 in 2018 in Recôncavo and Parnaíba basins), totaling US$ 3 (US$ 6 in 2018).